As filed with the Securities and Exchange Commission on November 16, 2004
1933 Act Registration No.: 333-119587
1940 Act Registration No: 811-07959

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/_X_/ PRE-EFFECTIVE AMENDMENT NO. _1_

/__/ POST-EFFECTIVE AMENDMENT NO. ___

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

414-765-5340
(Registrant’s Telephone Number, Including Area Code)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

An indefinite number of Registrant's shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

PROVIDENT INVESTMENT COUNSEL GROWTH FUND
a series of the Advisors Series Trust
300 North Lake Avenue
Pasadena, CA 91101
1-800-618-7643

November 12, 2004

Dear Provident Investment Counsel Growth Fund Shareholder:

                A Special Meeting of Shareholders of Provident Investment Counsel Growth Fund, Class I (the “Fund”) of Advisors Series Trust (the “Trust”), has been scheduled for December 17, 2004 (the “Special Meeting”) to vote on whether to approve a proposal to reorganize the Fund into the Provident Investment Counsel Flexible Growth Fund, Class I (“Acquiring Fund”), an existing series of the Trust managed by Provident Investment Counsel (“Advisor”).

Current Fund	Acquiring Fund
Provident Investment Counsel Growth Fund, Class I	Provident Investment Counsel Flexible Growth Fund, Class I

            The reason for the reorganization is that the portfolios of the Fund and Acquiring Fund are very similar. Currently, both portfolios have very similar holdings and investment characteristics. However, the Acquiring Fund’s investment strategy focuses on medium to large capitalization companies while the Fund may invest in companies of any size. The Advisor believes that it can more efficiently and effectively manage the Fund’s assets utilizing the Acquiring Fund’s strategy.

In addition, the Advisor believes that the reorganization may reduce the expenses of operating the Fund. The reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Fund and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings. The reorganization will result in the Acquiring Fund having a larger asset base which will provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate smaller funds.

Assuming shareholder approval of the proposal to reorganize the Fund into the Acquiring Fund, each shareholder of the Fund will receive a full and fractional number of shares of the Acquiring Fund equal in dollar value to the Fund shares that the shareholder owned at the time of reorganization. The reorganization will not have any federal or state tax consequences for the Fund or their shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

The Board of Trustees of the Trust has approved of the reorganization and encourages you to vote “FOR” the proposal. If you have any questions regarding the issue to be voted on, please do not hesitate to call 1-800-618-7643.

If you are a shareholder of record of the Fund as of the close of business on October 15, 2004, you are entitled to vote at the joint Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. In the alternative, please call the toll free number on your proxy card to vote by telephone or vote over the Internet at the internet address found on your proxy card. You should use the enclosed instructions to vote by telephone or over the Internet. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Company at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Voting Instructions.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Fund.

Sincerely,

ADVISORS SERIES TRUST

By: __________________________
Eric M. Banhazl
President

PROVIDENT INVESTMENT COUNSEL GROWTH FUND
a series of the Advisors Series Trust
300 North Lake Avenue
Pasadena, CA 91101
1-800-618-7643

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FRIDAY, DECEMBER 17, 2004

Advisors Series Trust, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Provident Investment Counsel Growth Fund, Class I, a series of the Trust (the “Fund”), on Friday, December 17, 2004 at 10:00 a.m. Central time at the offices of U.S Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At the Special Meeting, you and the other shareholders of the Fund will be asked to consider and vote separately upon:

1.	A proposed reorganization of the Fund into the Provident Investment Counsel Flexible Growth Fund, an existing series of the Trust, which is discussed in more detail in the accompanying Proxy Statement/Prospectus.

2.	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Only shareholders of record at the close of business on Friday, October 15, 2004, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY OR PROXY VOTE BY USING THE TOLL-FREE TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD

The Board of Trustees recommends that you vote in favor of the proposal.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting. You can do this in one of three ways by: (1) completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope, (2) calling a toll-free telephone number, or (3) voting over the Internet. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Voting Instructions.

By Order of the Board of Trustees of Advisors Series Trust

___________________________________
Rodney A. DeWalt, Secretary
November 12, 2004

PROVIDENT INVESTMENT COUNSEL GROWTH FUND
a series of the Advisors Series Trust
300 North Lake Avenue
Pasadena, CA 91101
1-800-618-7643

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: November 12, 2004

Question: What is this document and why did we send it to you?

Answer: The Board of Trustees approved a plan to reorganize (the “Reorganization”) the Provident Investment Counsel Growth Fund (the “Fund”) of Advisors Series Trust (the “Trust”), a Delaware statutory trust, into the Provident Investment Counsel Flexible Growth Fund (“Acquiring Fund”), an existing series of the Trust. Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on December 17, 2004 (the “Special Meeting”) to consider the issue. We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

Question: What is the purpose of this Reorganization?

Answer: The reason for the reorganization is that the portfolios of the Fund and Acquiring Fund are very similar. Currently, both portfolios have very similar holdings and investment characteristics. However, the Acquiring Fund’s investment strategy focuses on medium to large capitalization companies while the Fund may invest in companies of any size. The Advisor believes that it can more efficiently and effectively manage the Fund’s assets utilizing the Acquiring Fund’s strategy.

In addition, the Advisor believes that the reorganization may reduce the expenses of operating the Fund. The reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Fund and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings. The reorganization will result in the Acquiring Fund having a larger asset base which will provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate smaller funds.

Question: How will the Reorganization work?
Answer: Pursuant to an Agreement and Plan of Reorganization (the “Plan”), the Fund will transfer all of its assets and liabilities to the Acquiring Fund in return for shares of the Acquiring Fund. Finally, the Fund will distribute the shares it received from the Acquiring Fund to its shareholders. Shareholders of the Fund will thus effectively become shareholders of the Acquiring Fund, and each shareholder will hold the same number of shares with the same net asset value as he or she held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect the transaction will have any federal or state tax consequences to the Fund or its shareholders. Please refer to the proxy statement for a detailed explanation of the proposal.

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Question: How will this affect my account?

Answer: Following the Reorganization, you will be a shareholder of the Acquiring Fund, which has similar investment objectives and holdings, and the same investment adviser and administrator as the Fund you currently own. You will receive shares of the Acquiring Fund equal in value to shares of the Fund you currently hold. The Reorganization will not affect the value of your account at the time of Reorganization. The Reorganization is expected to be tax-free to the Fund and its shareholders.

Question: What will happen if the Reorganization is not approved?

Answer: If shareholders of the Fund fail to approve the Reorganization, the Fund will not be reorganized and the Board will consider other alternatives for the Fund, including liquidation.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question: I am a small investor. Why should I bother to vote?

Answer: Your vote makes a difference. If other shareholders like you fail to vote, the Fund may not receive enough votes to go forward with the Special Meeting. If this happens, the reorganization would be delayed and we may need to solicit votes again.

Question: How does the Board of Trustees suggest that I vote?

Answer: After careful consideration, the Board of Trustees of the Trust recommends that you vote “FOR” the Reorganization.

Question: Who is paying for expenses related to the Special Meeting?

Answer: The Fund’s investment adviser will pay all costs relating to the proposed Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus.

Question: How do I cast my vote?

Answer: You may use the enclosed postage-paid envelope to mail your proxy card. You may also vote by telephone or over the Internet (please refer to the toll free number or Internet address found on your proxy card). Please follow the enclosed instructions to use these methods of voting.

Question:  Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-800-618-7643 during normal business hours between 8 a.m. and 5 p.m. Pacific time.

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_________________________________________

COMBINED PROXY STATEMENT AND PROSPECTUS

NOVEMBER 12, 2004

FOR THE REORGANIZATION OF

Provident Investment Counsel Growth Fund- Class I,

INTO

Provident Investment Counsel Flexible Growth Fund - Class I,

each a series of
ADVISORS SERIES TRUST

_________________________________________

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Advisors Series Trust (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Provident Investment Counsel Growth Fund - Class I, series of the Trust (the “Fund”) to be held at the offices of the Fund’s administrator, U.S Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 on Friday, December 17, 2004 at 10:00 a.m. Central time. At the Special Meeting, shareholders of the Fund will be asked:

•	To approve an Agreement and Plan of Reorganization for the Fund and the Provident Investment Counsel Flexible Growth Fund (the “Acquiring Fund”), whereby the Acquiring Fund would acquire all of the assets and liabilities of the Fund in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Acquiring Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”). A copy of the Agreement and Plan of Reorganization (the “Plan”) is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder will become a shareholder of the Acquiring Fund, which has similar investment policies, strategies and holdings as the Fund it is acquiring.

•	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

                 Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin or in person at the time of the Special Meeting.

The Fund and Acquiring Fund are each a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”), organized as a Delaware statutory trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

From Post-Effective Amendment No. 148 of Advisors Series Trust, filed July 2, 2004 (SEC File No. 811-07959):

•	Prospectus and Statement of Additional Information of Provident Investment Counsel Flexible Growth Fund - Class I, dated July 2, 2004.

1

From Post-Effective Amendment No. 134 of Advisors Series Trust, filed December 24, 2003 (SEC File No. 811-07959):

•	Prospectus of Provident Investment Counsel Growth Fund- Class I dated December 24, 2003, as amended January 20, 2004.

A copy of the Acquiring Fund's prospectus is included in this mailing.

Additional information is set forth in the Statement of Additional Information dated November 12, 2004 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. Copies of these documents are available upon request and without charge by writing to the Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin, 53202 or by calling 1-800-618-7643.

The Annual Report to Shareholders of the Fund and Acquiring Fund for the fiscal year ended October 31, 2003, containing audited financial statements, and the Semi-Annual Report to Shareholders of the Fund for the six months ended April 30, 2004, containing unaudited financial statements, have been previously mailed to shareholders. Copies are available by writing or calling the Trust at the address or telephone number listed above.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

The Fund expects that this Proxy Statement will be mailed to shareholders on or about November 17, 2004.

Date: November 12, 2004

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2

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I.  INTRODUCTION

A.	OVERVIEW

The Board of Trustees of the Trust (the “Board”) called the Special Meeting to ask shareholders to consider and vote on the proposed Reorganization of the Fund into the Acquiring Fund, each a series of Trust. (The Trust is a fund group comprised of numerous mutual funds managed by different, unaffiliated investment advisers.) The Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that the Reorganization may potentially reduce the annual operating expenses of the Fund, and approved the Reorganization at a Board meeting held on September 9, 2004, subject to the approval of the Fund’s shareholders.

The Board believes that the proposed Reorganization is in the best interests of the Fund and its shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization. The factors considered by the Board in approving the Reorganization included (1) the investment objectives, policies and strategies of the Fund are similar to those of the Acquiring Fund, (2) Provident Investment Counsel’s (the “Advisor”) experience and expertise in managing funds that invest in medium to large size companies (3) a material overlap in the securities held by the Fund and Acquiring Fund will enable Fund shareholders to continue their current investment programs with minimal disruption, (4) the service providers of the Acquiring Fund will continue in the same manner as currently provided for the Fund, (5) the Acquiring Fund has contractually agreed to reduce its Net Operating Expenses from 1.00% to 0.95%, (6) the Reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Fund and eliminating duplicative regulatory filings and duplicative fixed costs (7) the Reorganization will result in the Acquiring Fund having a larger asset base which will provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate smaller funds and (8) the shareholders would likely not experience any tax consequences.

The Fund and the Acquiring Fund and share class are listed below:

Current Fund	Acquiring Fund
Provident Investment Counsel Growth Fund- Class I	Provident Investment Counsel Flexible Growth Fund- Class I

The Board recommends that the shareholders of the Fund vote FOR the Reorganization Plan and the resulting Reorganization.

The Advisor currently serves as the investment adviser of the Fund and also serves as the investment adviser to the Acquiring Fund.

The Acquiring Fund will have similar investment objectives, strategies and policies to those of the Fund. The investment objectives of the Fund and the Acquiring Fund are long-term growth of capital. The Fund and the Acquiring Fund each seek to achieve their investment objectives by using the following strategies:

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Current Fund	Investment Strategy

Provident Investment Counsel Growth Fund -Class I / Provident Investment Counsel Growth Fund
The Fund invests at least 65% of its assets in growth stocks, defined as the stocks of those companies with high rates of growth in sales and earnings, strong financial characteristics, a proprietary product, industry leadership, significant management ownership and well thought out management goals, plans and controls. Although the Advisor may invest in companies of any size, it may choose to invest a significant portion of the Fund’s assets in small and medium companies. In selecting common stocks, the Advisor does an analysis of, and invests in, individual companies which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the domestic equity market in general.

Acquiring Fund	Investment Strategy

Provident Investment Counsel Flexible Growth Fund-Class I
The Acquiring Fund invests at least 80% of its assets in the common stock of large-sized and medium-sized companies at time of initial purchase. The capitalization range of companies that are purchased for the Acquiring Fund span a broad range going from the smallest company within the Russell Midcap Growth Index (at 06/30/03 reconstitution, $1.07 billion) to the largest capitalization company within the Russell 1000 Growth Index (at 06/30/03 reconstitution, $286.64 billion). In selecting investments, the Advisor does an analysis of individual companies across this broad range, selecting those companies that have strong earnings revisions, quality management, and are leaders in their industry or peer group. Depending on economic and stock market conditions the Acquiring Fund may shift significantly the average weighted market capitalization of the Acquiring Fund’s holdings. In all cases, the Advisor concentrates the Acquiring Fund assets in those companies believed to have the best prospects for future growth of earnings and revenues.

Investment in the Acquiring Fund is subject to identical risks as investment in the Fund. In addition, the purchase, distribution, redemption and other service arrangements of the Acquiring Fund are identical to the current arrangements of the Fund.

The Reorganization should constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, shareholders should not recognize any gain or loss on the Fund shares for federal income tax purposes as a result of the Reorganization. Furthermore, the Advisor will pay the costs of the Reorganization and the Special Meeting. The Advisor will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Advisor and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

As with all equity funds, the Acquiring Fund, like the Fund, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding’s share price or an overall decline in the stock market or circumstances affecting small to medium-sized companies. The Acquiring Fund, like the Fund, will be subject to the following risks:

5

Current Fund / Acquiring Fund	Investment/Market Risks
Provident Investment Counsel Growth Fund -Class I Provident Investment Counsel Flexible Growth Fund- Class I (Each fund shares similar risks.)
•  Market Risks - The value of the Fund’s investments will vary from day to day. The value of the Fund’s investments generally reflects market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

•  Small and Medium Company Risks - The Fund may invest in the securities of small and medium-sized companies. The securities of medium and small, lesser-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

•  Foreign Securities Risks - The Fund may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Fund’s investments and its ability to enforce contracts.

B.  COMPARISON FEE TABLE AND EXAMPLE

The following Summary of Fund Expenses shows the fees for the Fund based on the Fund's current fees for the fiscal year ended October 31, 2003, and the Acquiring Fund based on the Acquiring Fund's current fees for the fiscal year ended October 31, 2004.

	Provident Investment Counsel Growth Fund (Class I Shares) (Fund)	Provident Investment Counsel Flexible Growth Fund (Class I Shares) (Acquiring Fund)	Provident Investment Counsel Flexible Growth Fund (Class I Shares) (PROFORMA)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales (load) charge	None	None	None
Redemption fee and Exchange fee(1)	1.00%	1.00%	1.00%

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	Provident Investment Counsel Growth Fund (Class I Shares) (Fund)	Provident Investment Counsel Flexible Growth Fund (Class I Shares) (Acquiring Fund)	Provident Investment Counsel Flexible Growth Fund (Class I Shares) (PROFORMA)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.80%	0.70%	0.70%
Other Expenses(2)	0.38%	4.50%	1.48%
Total Annual Fund Operating Expenses	1.18%	5.20%	2.18%
Expense Reimbursements(3)	-0.23%	-4.20%	-1.23%
Net Annual Fund Operating Expenses	0.95%	1.00%	0.95%
____________________________
(1)	Shareholders are charged 1.00% fee on redemptions or exchanges made within one month of purchase. The Fund’s and Acquiring Fund’s transfer agent charges a $15.00 fee for each wire transfer and a $5.00 fee for each telephone exchange.
(2)	Other expenses with respect to the Fund are based on the Fund’s previous fiscal year and include custodian, transfer agency, and other customary fund expenses. With respect to the Acquiring Fund, other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.With respect to the Pro forma expenses, other expenses are estimated based on combined assets and include estimated custodian, transfer agency, and other customary fund expenses.
(3)	The Advisor has contractually agreed to waive its advisory fee for the Fund indefinitely to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 0.95% of the average daily net assets of the Acquiring Fund, until such contractual arrangement is terminated by the Board. Currently, the Advisor has contractually agreed to waive its advisory fee for the Acquiring Fund indefinitely to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.00% of the average daily net assets of the Acquiring Fund, until such contractual arrangement is terminated by the Board. Upon approval of the Reorganization the Advisor has contractually agreed to waive its advisory fee for the Acquiring Fund indefinitely to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 0.95% of the average daily net assets of the Acquiring Fund, until such contractual arrangement is terminated by the Board. The Advisor may recover waived advisory fees within three subsequent years from the date fees were waived if it does not cause the Fund and Acquiring Fund’s expenses to exceed the expense limitations set during the prior three-year period.

Examples

The examples set forth below are intended to help you compare the cost of investing in the Fund with the cost of investing in the Acquiring Fund. The examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that net operating expenses for the funds are those shown in the table above. Note that the Fund and Acquiring Fund charges a 1.00% redemption fee for shares redeemed within one month of purchase; those fees are not reflected below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Provident Investment Counsel Growth Fund- Class I	$97	$303	$525	$1,166
Provident Investment Counsel Flexible Growth Fund- Class I	$102	$318	$552	$1,225
Provident Investment Counsel Flexible Growth Fund- Class I (Proforma)	$97	$303	$525	$1,166

C.  THE PROPOSAL

The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the prospectuses and statements of additional information incorporated by reference into this Proxy Statement/Prospectus.

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1.  Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the Fund will be asked to approve the Plan to reorganize the Fund into the Acquiring Fund. Upon approval by the shareholders of the Fund, the Reorganization pursuant to the Plan will involve the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for the Acquiring Fund’s shares. Upon the transfer of all assets to and assumption of all liabilities of the Fund by the Acquiring Fund, the Acquiring Fund will distribute to the Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day preceding the closing (the “Closing”) of the Reorganization (the “Valuation Date”). Immediately thereafter, the Fund will distribute such Acquiring Fund shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund Shares deliverable to them, in complete liquidation of the Fund. Certificates evidencing the Acquiring Fund Shares will not be issued to the Fund’s shareholders.

The holding period for Fund shares will carry over to the Acquiring Fund shares received by shareholders in the Reorganization for purposes of determining the application of any redemption fee. Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Fund as of the close of business on the Valuation Date.

Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund’s transfer agent of a redemption request in proper form (subject to the imposition of the Fund’s redemption fee, if applicable). Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of the Fund and the receipt of a legal opinion from counsel to the Trust with respect to certain tax issues. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on December 17, 2004, or such other date as is agreed to by the Advisor and Board of Trustees.

The Plan may be amended by the mutual consent of the Advisor and Board of Trustees, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. In addition, the Plan may be terminated with respect to the Fund at any time prior to the Closing by the Advisor and Board of Trustees.

2.  Description of the Acquiring Fund’s Shares

The Acquiring Fund shares issued to the Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The Acquiring Fund’s shares will be sold and redeemed based upon the net asset value of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund’s Prospectus.

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3.  Reasons for the Reorganization

The portfolios of the Fund and Acquiring Fund are very similar. Currently, both portfolios have very similar holdings and investment characteristics. However, the Acquiring Fund’s investment strategy focuses on medium to large capitalization companies while the Fund may invest in companies of any size. The Advisor believes that it can more efficiently and effectively manage the Fund’s assets utilizing the Acquiring Fund’s strategy.

The reorganization also offers the Advisor the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings.

The Board based its decision to approve the Agreement and Plan of Reorganization by determining the following factors:
•	the investment objectives, policies and restrictions of the Fund are similar to those of the Acquiring Fund;
•	the Acquiring Fund’s focus on medium to large sized companies;
•	the Advisor’s experience and expertise in managing funds that invest in medium to large size companies;
•	a material overlap in the securities held by the Fund and Acquiring Fund will enable Fund shareholders to continue their current investment programs with minimal disruption;
•	the service providers will service the Acquiring Fund in the same manner as currently provided for the Fund;
•	the Acquiring Fund has contractually agreed to reduce its Net Operating Expenses from 1.00% to to 0.95%;
•	potential economies of scale to be derived by eliminating duplicative regulatory filings and duplicative fixed costs;
•	the Reorganization will result in the Acquiring Fund having a larger asset base which is expected to provide the Acquiring Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate smaller funds; and
•	the shareholders would likely not experience any tax consequences.

If the Plan is not approved by the Fund’s shareholders, then the Fund will continue to operate as a separate series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Fund and its shareholders, including liquidation, subject to approval by the Fund’s shareholders if required by applicable law.

4.  Federal Income Tax Consequences

As a condition of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended, and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, neither the Fund, the Acquiring Fund, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis of, and the holding period for, the Acquiring Fund shares received by each shareholder of the Fund in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund shares given up by such shareholder in the Reorganization (provided that, with respect to the holding period for the Acquiring Fund shares received, the Fund shares given up must have been held as capital assets by the shareholder).

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The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Fund or its shareholders. Since its inception, the Fund believes it has qualified as a “regulated investment company” under the Code. Accordingly, the Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

Provided that the Reorganization so qualifies, and the Fund is so treated, for U.S. federal income tax purposes, generally:

•	The Fund will not recognize any gain or loss as a result of the Reorganization;

•	The Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder’s Fund shares pursuant to the Reorganization; and

•	The Fund shareholder’s aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in the Fund shares held immediately before the Reorganization.

Subject to limited exceptions, most states use federal taxable income as a taxable base in determining state tax treatment. Consequently, the Trust believes that the state income tax treatment of the proposed Reorganization for most shareholders is likely to be the same as the federal tax consequences. Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisers.

5.  Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Fund and the rights of shareholders of the Acquiring Fund.

Governing Law. The Fund and Acquiring Fund are each a separate series of the Trust, which is organized as a Delaware statutory trust. The Fund, like the Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. The Trust’s operations are governed by its Agreement and Declaration of Trust, By-Laws, and applicable Delaware law.

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund or Acquiring Fund is unable to meet its obligations. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Fund and the Acquiring Fund are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Fund or Acquiring Fund, and not because of his or her acts or omissions.

Board of Trustees. The Trust has a Board of Trustees. The Board of Trustees for the Trust has six trustees, one of whom is an interested person as that term is defined under the 1940 Act. For more information, refer to the December 24, 2003, as revised January 20, 2004, Statements of Additional Information for the Fund and the July 2, 2004 Statement of Additional Information for the Acquiring Fund, which are incorporated by reference into this Proxy Statement/Prospectus.

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Classes. The Fund and the Acquiring Fund are each a separate series of the Trust and both may include more than one class of shares. Currently, the Fund and Acquiring Fund do not have more than one class of shares (Class I). The Trust has reserved the right to create and issue additional classes.

6.    Capitalization

The capitalization of the Fund and the Acquiring Fund as of April 30, 2004 and the Acquiring Fund’s pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

(unaudited)	CURRENT FUND	ACQUIRING FUND	ACQUIRING FUND (PROFORMA)
Aggregate Net Assets	31,463,014	2,801,937	34,264,951
Shares Outstanding	4,239,679	163,502	1,999,122
Net Asset Value Per Share	$7.42	$17.14	17.14

II.  COMPARISON INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

A.  INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS

The Acquiring Fund’s investment objectives, policies, strategies, and risks are similar to those of the Fund. The following discussion is qualified in its entirety by the more extensive discussion set forth in the Prospectus of the Acquiring Fund dated July 2, 2004, which is incorporated by reference into this Proxy Statement/Prospectus.  A copy of the Acquiring Fund's prospectus is included in this mailing.

1.  Investment Objectives

The Fund and the Acquiring Fund each have an investment objective of long-term growth of capital. The Fund’s and the Acquiring Fund’s investment objective may not be changed without shareholder approval.

2.  Investment Strategies

In selecting investments for the Acquiring Fund, the Advisor will employ a similar strategy as it used for the Fund. However, the Acquiring Fund’s investment strategy focuses on medium to large capitalization companies while the Fund may invest in companies of any size. Currently, the portfolios of the Fund and the Acquiring Fund have very similar holdings and investment characteristics.

3.    Fundamental Investment Restrictions and Investment Limitations

The Acquiring Fund will not:

1.	Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding, provided that such borrowings may be made only to the extent that the value of the Fund’s total assets, as the case may be, less its liabilities other than borrowings (including borrowings pursuant to item (a) or otherwise), is equal at all times to at least 300% of all borrowings (including the proposed borrowing);

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2.	Make short sales of securities or maintain a short position;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.	Write put or call options;

5.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.

Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Acquiring Fund may invest more than 25% of their assets in shares of the Fund;

7.

Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.	Purchase or sell commodities or commodity futures contracts, except that the (Acquiring) Fund may purchase and sell stock index futures contracts;

9.	Invest in oil and gas limited partnerships or oil, gas or mineral leases;

10.

Make loans (except for investments in debt securities consistent with the investment policies of the Fund and in repurchase agreements; except that the Acquiring Fund may make loans of portfolio securities);

11.	Make investments for the purpose of exercising control or management.

The Acquiring Fund observes the following restrictions as a matter of operating but not fundamental policy. Except as noted below, the Acquiring Fund may not:

1.

Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by federal and state law.

2.	Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

3.	Make loans of portfolio securities in an amount exceeding 25% of their respective total assets.

B.  DISTRIBUTION

Quasar Distributors, LLC (“Quasar”) acts as the distributor for both the Fund and the Acquiring Fund. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Fund and the Acquiring Fund are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

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C.  PURCHASE AND REDEMPTION PROCEDURES
The Fund and the Acquiring Fund have identical purchase and redemption procedures. Shareholders of the Fund and Acquiring Fund are able to exchange their shares for shares of a similar class of any other Provident Investment Counsel Mutual Fund. Shareholders in both the Fund and Acquiring Fund do not have exchange privileges with other mutual funds within the Trust.

1.  Purchasing Information

Shares of the Fund and Acquiring Fund are offered at the next offering price, which is the net asset value per share of the Acquiring Fund, computed after the purchase order and funds are received by the funds’ transfer agent.

Minimum Investments

To invest start or add to an account with the Acquiring Fund, a shareholder must invest at least the minimum amount, as indicated below:

Investment Minimums	Fund and Acquiring Fund
THE MINIMUM INITIAL INVESTMENTS ARE:
Regular (New Investor)	$1,000,000
Retirement Accounts	$250
Automatic Investment Plans	$1,000,000

ADDITIONAL INVESTMENT	$250
Retirement Plans	$250
Automatic Investment Plans	$250

The Fund and Acquiring Fund may reduce or waive the minimum investment requirements for: certain retirement and other employee benefit plans; for the Advisor’s employees, clients and their affiliates; for investment advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by each fund. The Fund and Acquiring Fund also offer an automatic investment plan, whereby an existing shareholder may purchase additional shares of each fund through an Automated Clearing House arrangement. In addition, the Fund and Acquiring Fund, at the direction of the Board of Trustees of the Trust, may cease taking purchase orders at any time when it believes that it is in the best interest of current shareholders.

2.  Redemption Information

Shares of the Fund and Acquiring Fund are sold at the next offering price, which is the net asset value per share of each fund, computed after the request is received by each fund’s transfer agent on any day the funds and the NYSE are open for business. The Fund and Acquiring Fund offer a Systematic Withdrawal Plan that allows shareholders to have regular monthly payments redeemed from their account. Each fund may redeem an account if the total value of the account falls below $1,000 due to redemptions after giving shareholders at least 30 days’ prior written notice of this redemption. The Fund and Acquiring Fund charge a 1.00% redemption fee on shares redeemed within one month of purchase. The redemption fee does not apply to Fund and Acquiring Fund shares acquired through the reinvestment of dividends or distributions. Each fund has also reserved the right to redeem shares “in kind.”

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D.  SERVICE PROVIDERS

The Fund’s and the Acquiring Fund’s investment adviser is Provident Investment Counsel, 300 North Lake Avenue, Pasadena, California, 91101. U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s and Acquiring Fund’s administrator. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s and Acquiring Fund’s distributor. USBFS is also the Fund’s and the Acquiring Fund’s transfer and dividend disbursing agent. U.S. Bank, National Association, serves as the custodian for the portfolio securities, cash and other assets of the Fund and Acquiring Fund. Tait, Weller & Baker, serves as the Fund’s and Acquiring Fund's independent public accountants and audits the financial statements and the financial highlights of the Fund and Acquiring Fund.

III.  VOTING INFORMATION

For action to be taken by the Fund, the holders of 40% of the outstanding shares of the Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. Approval of the proposal will require the affirmative vote of a majority (i.e., more than 50%) of the outstanding shares of the Fund.

All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting. Proxies may be voted by mail or by other instrument executed in writing (including electronic, telephonic, computerized or other alternatives to the execution of a written instrument) or by facsimile transmission. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization. If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

If a quorum of shareholders of the Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of such Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to the Fund may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting of such Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Fund may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal.  The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal. If shareholders of the Fund do not approve the Reorganization, the Trust will continue to operate as a separate series of the Trust, or the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Fund if required by applicable law. Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST.”

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A.	METHOD AND COST OF SOLICITATION

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of the Advisor or USBFS, who will not be paid for these services. The Advisor will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

B.	RIGHT OF REVOCATION

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

C.         VOTING SECURITIES AND PRINCIPAL HOLDERS
Shareholders of the Fund at the close of business on October 15, 2004 (the “Record Date”) will be entitled to be present and vote at the Special Meeting. As of that date, the following numbers of shares were outstanding for the Fund:

Fund	Shares Outstanding & Entitled to Vote (unaudited)
Provident Investment Counsel Growth Fund - Class I	1,250,308.7150

As of the Record Date, the Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned five percent or more of the Fund’s shares are set forth below:

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
George E. Handtmann III and Janet L. Handtmann - Family Trust 333 Lambert Rd. Carpinteria, CA 93031-3019	415,104.5420	33.20%	Record
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4122	357,560.5450	28.60%	Record
Susan M. Thayer 175 Wyndemere Circle Longmont, CO 80501-2321	88,945.6320	7.11%	Beneficial

The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund.

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IV.  FURTHER INFORMATION ABOUT THE FUND AND THE ACQUIRING FUND

Further information about the Fund is contained in the following documents:

•	Prospectus for the Fund dated December 24, 2003, as amended January 20, 2004.

•	Statement of Additional Information for the Fund also dated December 24, 2003, as amended January 20, 2004.

A copy of the Acquiring Fund’s Prospectus is provided with this Proxy/Prospectus. Shareholders may obtain a copy of the Statements of Additional Information and annual and semi-annual reports relating to the Fund and the Acquiring Fund free of charge, by writing to the Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202, or by calling 1-800-618-7643.

The Fund and the Acquiring Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Fund and the Acquiring Fund, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the Prospectus and Statement of Additional Information for the Fund, as well as the Prospectus and Statement of Additional Information for the Acquiring Fund, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.

V.  MISCELLANEOUS ISSUES

A.  OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

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B.  NEXT MEETING OF SHAREHOLDERS

The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy, as determined by the Board, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.  LEGAL MATTERS

Certain legal matters in connection with the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP.

D.  EXPERTS

The Provident Investment Counsel Growth Fund  (the “Predecessor Fund”) began operations on June 11, 1992, as a mutual fund organized as a series of PIC Investment Trust, a Delaware statutory trust, and reorganized into the Fund, a newly formed series of Advisors Series Trust. The Fund adopted an investment objective and certain investment strategies and policies identical as those of the Predecessor Fund. The financial statements of the Predecessor Fund for the year ended October 31, 2003, contained in the Fund’s 2003 Annual Reports to Shareholders, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as stated in their reports dated December 18, 2003, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Advisors Series Trust

___________________________________
Rodney A. DeWalt, Secretary
November 12, 2004

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this 12th day of November, 2004, by Advisors Series Trust (“AST”), a Delaware statutory trust, for itself and on behalf of the acquired fund Provident Investment Counsel Growth Fund (the “Acquired Fund") and on behalf of the acquiring fund, Provident Investment Counsel Flexible Growth Fund (the “Acquiring Fund”), each a series of AST, and, Provident Investment Counsel, Inc. (the “Advisor”), a Massachusetts corporation for certain requirements as set forth below.

Acquired Fund (a series of AST)	Acquiring Fund (a series of AST)
Provident Investment Counsel Growth Fund	Provident Investment Counsel Flexible Growth Fund
Class I	Class I

WHEREAS, in accordance with the terms and conditions set forth in this Agreement, the parties desire that the Acquiring Fund acquire assets and assume the liabilities of the Acquired Fund, in exchange for shares of the corresponding class of the Acquiring Fund (“Acquiring Fund Shares”), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund;

WHEREAS, the Board of Trustees of AST, including a majority of its Trustees who are not “interested persons” of AST, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Reorganization (as such term is defined in Section 1.1 below) is in the best interests of the shareholders of the Acquired Fund and Acquiring Fund, and that their interests would not be diluted as a result of the transactions contemplated thereby;

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	REORGANIZATION OF ACQUIRED FUND

1.1  Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the “Fund Assets”) to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund’s liabilities as set forth in paragraph 1.3 (the “Liabilities”). The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund’s Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the “Reorganization.”

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1.2  (a)  With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund’s books on the Closing Date.

     (b)      Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund’s Fund Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies.

1.3  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations allocated or attributable to the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”) (including contingent reimbursement to the Advisor of fees waived or expenses reimbursed under an expense limitation agreement.)

1.4  Immediately following the Closing, the Acquired Fund will distribute the corresponding Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date (“Acquired Fund Investors”) in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of AST, to transfer the Acquiring Fund Shares then credited to the Acquired Fund’s account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record of the Acquired Fund Investors and representing the number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund’s books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

1.5  Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund’s Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Acquired Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.	VALUATION

2.1  The value of the Acquired Fund’s Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Applicable Valuation Date”).

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2.2  The net asset value of each share of the Acquired Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information.

2.3     All computations of value contemplated by this Article 2 shall be made by the Acquired Fund’s administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause the administrator to deliver a copy of its valuation report to AST and the Acquired Fund at the Closing.

3.	CLOSING(S) AND CLOSING DATE

3.1  The Closing for the Reorganization shall occur on or before December 17, 2004, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing(s) shall be held at the offices of U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, Wisconsin, 53202, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.

3.2  The Acquiring Fund’s custodian shall deliver at the Closing evidence that: (a) the Acquired Fund’s Assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

3.3  Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.	COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

4.1  With respect to the Acquired Fund, AST has called or will call a meeting of the Acquired Fund’s shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund’s liquidating distribution of Acquiring Fund Shares contemplated hereby, and for the Acquired Fund to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. The Acquired Fund shall prepare the notice of meeting, form of proxy and proxy statement (collectively, “Proxy Materials”) to be used in connection with that meeting.

4.2  AST, on behalf of the Acquired Fund, covenants that the corresponding Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3  AST, on behalf of the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably request concerning the beneficial ownership of shares of the Acquired Fund.

4.4  Subject to the provisions hereof, AST, on its own behalf and on behalf the Acquiring Fund and Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

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4.5  AST, on behalf of the Acquired Fund shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of such Acquired Fund’s assets and liabilities as of the Closing Date.

4.6  AST, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14, and the current prospectus and statement of additional information of the Acquiring Fund, under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Acquiring Fund Shares (the “Registration Statement”). The Acquired Fund has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

4.7  As soon after the Closing Date as is reasonably practicable, AST, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

4.8  Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Liabilities of the Acquired Fund in exchange for the Acquiring Fund Shares as contemplated herein, AST will file any final regulatory reports, including but not limited to any Form N-CSR filing with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.

5.	REPRESENTATIONS AND WARRANTIES

5.1  AST, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)  AST was duly created pursuant to its Agreement and Declaration of Trust by its trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the “1940 Act”) and is validly existing under the laws of the State of Delaware, and its Declaration of Trust directs its trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST’s business as currently conducted by AST and as described in the current prospectus of AST. AST is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b)  The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(c)  The Acquiring Fund is not in breach or violation of, and the execution, delivery and performance of this Agreement by AST for itself and on behalf of the Acquiring Fund does not and will not (i) violate AST’s Declaration of Trust or By-Laws, or (ii) result in a breach of, violate, or constitute a default under, any material agreement or material instrument to which AST is a party or by which its properties or assets are bound;

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(d)  Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AST’s knowledge threatened against AST or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect AST or the Acquiring Fund’s financial condition or the conduct of their business. AST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(e)  All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances; the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder; and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of their shares;

(f)  The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of AST, its trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of AST and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

(g)  The Acquiring Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(h)  On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund’s shareholders and on the Closing Date, any written information furnished by AST with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(i)    To the knowledge of the Acquiring Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by AST, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by AST for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been contemplated by this Agreement, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

5.2  AST, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)  AST was duly created pursuant to its Agreement and Declaration of Trust by its trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the “1940 Act”) and is validly existing under the laws of the State of Delaware, and its Declaration of Trust directs its trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST’s business as currently conducted by AST and as described in the current prospectus of AST. AST is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect.

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(b)  All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of their shares, nor is there outstanding any security convertible into any of their shares (other than exchange privileges set forth in the Registration Statement);

(c)  The Registration Statement, including the current prospectus and statement of additional information of the Acquired Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)  The Acquired Fund is not in breach or violation of, and the execution, delivery and performance of this Agreement by the Acquired Fund does not and will not (i) violate AST’s Articles of Incorporation or By-Laws, or (ii) result in a breach of, violate, or constitute a default under, any material agreement or material instrument to which AST is a party or by its properties or assets are bound;

(e)  Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AST’s knowledge, threatened against AST or its business, the Acquired Fund or any of their properties or assets which, if adversely determined, would materially and adversely affect AST or the Acquired Fund’s financial condition or the conduct of their business. AST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, their business or their ability to consummate the transactions contemplated herein;

(f)  The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of the Acquired Fund as of and for the period ended October 31, 2004, audited by Tait, Weller and Baker (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund’s financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Acquired Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)  Since the date of its most recent audited financial statements, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in an Acquired Fund’s net asset value per share nor a decrease in an Acquired Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

23

(h)  All federal and other tax returns and reports of the Acquired Fund required by law to be filed on or before the Closing Date have been filed, and all taxes owed by the Acquired Fund or the Acquired Fund has been paid so far as due, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(i)  For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(j)  At the Closing Date, the Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(k)  The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of AST, its Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(l)  From the effective date of the Registration Statement through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund’s Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Acquired Fund with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by AST, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(m)  To the knowledge of the Acquired Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by AST, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by AST, for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the corresponding Acquiring Fund:

6.1  All representations and warranties of AST with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2  AST, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund, at the Closing a certificate executed on behalf of the Acquiring Fund by any two of AST’s President, Treasurer or Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of AST with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

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6.3  Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing assurances of an officer of AST, in a form reasonably satisfactory to AST, substantially to the effect that:

(a)  AST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)  AST is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs its trustees to manage the affairs of AST and the Acquiring Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquiring Fund’s business as described in the prospectus of the Acquiring Fund;

(c)  this Agreement has been duly authorized, executed and delivered by AST on behalf of AST and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of AST, enforceable against AST in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d)  the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(e)  the Registration Statement has become effective with the SEC and, to the best of such counsel’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

(f)  to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

(g)  to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AST or the Acquiring Fund or any of their properties or assets and neither AST nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

6.4  The Board of Trustees of AST shall have determined that the Reorganization is in the best interests of the Acquiring Fund.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of AST to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by AST of all the obligations to be performed by it hereunder, with respect to AST and the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

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7.1  All representations and warranties of AST on behalf of the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2  AST, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by AST’s President, Treasurer or Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of AST and the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

7.3  The Acquiring Fund shall have received at the Closing assurances of an officer of AST, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

(a)  AST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)  AST is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs its trustees to manage the affairs of AST and the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund’s business as described in the prospectus of the Acquired Fund.

(c)  this Agreement has been duly authorized, executed and delivered by the AST and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of AST, enforceable against AST in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d)  to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

(e)  to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AST or the Acquired Fund or any of their properties or assets and neither AST nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business;

(f)  the Acquired Fund Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the corresponding Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(g)  the registration statement of the Acquired Fund is effective with the SEC and, to such officer’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

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7.4  The Board of Trustees of the AST shall have determined that the Reorganization is in the best interests of the Acquired Fund.

7.5  The transfer agent to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Fund are in good order and as to such other matters as the Acquiring Fund shall reasonably request.

7.6  AST shall arrange to make the Acquired Fund’s auditors available to the Acquiring Fund and its agents to answer their questions at a mutually agreeable time prior to the Closing.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

8.1  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the AST’s Articles of Incorporation and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to AST.

8.2  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3  All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by AST, on behalf of the Acquiring Fund, or on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5  The Acquiring Fund and the Acquired Fund shall have received an opinion of counsel to AST substantially to the effect that for federal income tax purposes:

(a)  the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and corresponding Acquired Fund are “parties to a reorganization” within the meaning of Section 368(b) of the Code;

(b)  no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the corresponding Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

27

(c)  no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the corresponding Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund;

(d)  no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the corresponding Acquiring Fund Shares;

(e)  the aggregate tax basis for the Acquiring Fund Shares received by the Acquired Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by the Acquired Fund Investors will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and

(f)  the tax basis of the Acquired Fund assets acquired by the corresponding Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

9.	EXPENSES

9.1  Except as may be otherwise provided herein, the Acquired Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by:

(a)  the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund’s custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund’s portfolio on the Applicable Valuation Date.

(b)  the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund’s custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund’s portfolio on the Applicable Valuation Date.

9.2  The Advisor shall be responsible for all expenses in connection with the Reorganization, except as set forth in this paragraph 9.2, and shall reimburse each of the Acquiring Fund and the Acquired Fund for all expenses incurred by it in connection with the Reorganization and with this Agreement whether or not the transaction contemplated is consummated. The Acquired Fund shareholders will pay their personal expenses, if any, incurred in connection with the Reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1  This Agreement constitutes the entire agreement among the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual consent of the Acquiring Fund and the Acquired Fund or if any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement. In the event of any termination pursuant to Section 11 there shall be no liability for damage on the part of either party to the other party respecting such termination. The Advisor shall be responsible for out of pocket expenses associated with the terminated transaction.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of AST, on behalf of the Acquired Fund, and on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors’ approvals except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by facsimile, certified mail or overnight express courier addressed to:

For AST, on behalf of itself and the Acquired and/or Acquiring Fund:

Advisors Series Trust
2020 East Financial Way
Glendora California 91741
Attention: Eric M. Banhazl
President & Trustee

For Provident Investment Counsel, Inc.:

Provident Investment Counsel, Inc.
300 North Lake Avenue
Pasadena, CA 91101
Attention: John A. C. McMurtrie
Managing Director

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14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1  The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

14.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3  This Agreement shall be governed by and construed in accordance with the laws of Delaware (without regard to rules regarding choice of law).

14.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

ADVISORS SERIES TRUST,
for itself and on behalf of
Provident Investment Counsel Growth Fund and

By: _____________________________
Eric M. Banhazl
President and Trustee

ADVISORS SERIES TRUST,
for itself and on behalf of
the Provident Investment Counsel Flexible Growth Fund

By:  _____________________________
Eric M. Banhazl
President and Trustee

PROVIDENT INVESTMENT COUNSEL, INC.
with respect to its obligations under this Agreement:

By:  _____________________________
John A. C. McMurtrie
Managing Director

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_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

November 12, 2004

FOR THE REORGANIZATION OF

Provident Investment Counsel Growth Fund- Class I,

INTO

Provident Investment Counsel Flexible Growth Fund - Class I,

each a series of
ADVISORS SERIES TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated November 12, 2004 relating to the Special Meeting of Shareholders (the “Special Meeting”) of the Provident Investment Counsel Growth Fund- Class I (the “Fund”) of Advisors Series Trust (the “Trust”), to be held on December 17, 2004. The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) whereby substantially all of the assets of the Fund will be transferred to the Provident Investment Counsel Flexible Growth Fund - Class I (the “Acquiring Fund”), of Trust, in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Fund’s liabilities (the “Reorganization”). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Provident Investment Counsel, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202, or by calling 1-800-618-7643.

The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1)	The Statement of Additional Information of the Fund, dated December 24, 2004, as amended January 20, 2004; and

(2)	The Annual Report to Shareholders of the Funds for the fiscal year ended October 31, 2003.

(3)	The Semi-Annual Report to Shareholders of the Funds for the six months ended April 30 2004, containing unaudited financial statements.

(4)	The Statement of Additional Information of the Acquiring Fund, dated July 2, 2004; and

This Statement of Additional Information consists of this cover page and the documents described above.

Pro-forma financial statements are attached hereto as Exhibit A.

TABLE OF CONTENTS

GENERAL INFORMATION	2
EXHIBIT A	3

GENERAL INFORMATION

The shareholders of the Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Fund into the Acquiring Fund. The Plan contemplates the transfer of all of the assets of the Fund as of the Closing Date to the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Fund, in exchange for shares of the Acquiring Fund.

Immediately after December 17, 2004 (the “Closing Date”), the Fund will distribute to its shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received. The shares of the Acquiring Fund that will be issued for distribution to the Fund's Shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund held as of the Closing Date. The Trust will then take all necessary steps to terminate the qualification, registration and classification of the Fund. All issued and outstanding shares of the Fund will be canceled on the Fund's books. Shares of the Acquiring Fund will be represented only by book entries; no share certificates will be issued.

A Special Meeting of the Fund’s shareholders to consider the transaction will be held at the offices of U.S Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, at 10 a.m., Central time.

For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Trust and the Fund, see the Fund's Statement of Additional Information, December 24, 2004, as amended January 20, 2004, which is available without charge by calling the Fund at 1-800-618-7643.

For further information about the AST Trust and the Acquiring Fund, see the Acquiring Fund's Statement of Additional Information, dated July 2, 2004, which is available without charge by calling the Fund at 1-800-618-7643.

2

 EXHIBIT A

PIC Flexible Growth Fund / PIC Growth Fund
Proforma Combined Schedule of Investments
As of April 30, 2004

		SCHEDULE OF INVESTMENTS at April 30, 2004 (Unaudited)

PIC	Proforma				PIC	Proforma
Flexible Growth	Combined		PIC Growth		Flexible Growth	Combined
Shares	Shares		Value		Value	Value
		COMMON STOCKS 99.7%

		Air Freight & Couriers: 1.9%
	18,600	J.B. Hunt Transport Services, Inc.	$ 588,876			$ 588,876

		Airlines: 1.7%
3,340	3,340	Southwest Airlines Co.		$	$ 47,695	47,695

		Automobiles & Motorcycles: 1.8%
	10,000	Harley Davidson, Inc.	563,200			563,200

		Biotechnology: 5.4%
950	950	Angiotech Pharmaceuticals, Inc. #*			$19,808	19,808
	6,500	Biogen Idec, Inc.*	383,500			383,500
860	860	Eyetech Pharmaceuticals, Inc.*			30,745	30,745
	7,700	Genentech, Inc.*	945,560			945,560
1,225	1,225	ICOS Corp.*			39,188	39,188
550	550	Neurocrine Biosciences, Inc.*			36,096	36,096
1,000	1,000	Protein Design Labs, Inc.*			$24,480	24,480
			1,329,060		150,317	1,479,377

		Chemicals: 1.7%
	14,900	Praxair, Inc.	544,595			544,595

		Commercial Services & Supplies: 14.7%
	7,100	Apollo Group, Inc.*	645,248			645,248
1,020	1,020	Cintas Corp.			$45,859	45,859
1,280	1,280	Corinthian Colleges, Inc.*			39,194	39,194
1,950	1,950	Cree, Inc.*			36,173	36,173
1,125	1,125	Education Management Corp.*			39,892	39,892
1,100	1,100	Herman Miller, Inc.			28,908	28,908
1,340	1,340	Manpower, Inc.			62,846	62,846
1,800	1,800	Monster Worldwide, Inc.*			46,098	46,098
1,055	1,055	Stericycle, Inc.*			50,450	50,450
495	495	Strayer Education, Inc.			61,860	61,860
			645,248		411,280	1,056,528

		Communications Equipment: 4.5%
	63,500	Cisco Systems, Inc.*	1,325,245			1,325,245
3,030	3,030	Comverse Technology, Inc.*			$49,571	49,571
	24,700	Motorola, Inc.	450,775			450,775
	66,200	Nortel Networks Corp.#*	247,588			247,588
1,700	1,700	Juniper Networks, Inc.*			$37,196	37,196
2,020	2,020	Polycom, Inc.*			$38,542	38,542
			2,023,608		125,309	2,148,917

		Computers Storage & Peripherals: 2.2%
1,965	25,565	Network Appliance, Inc.*	439,432		$36,588	476,020
1,150	1,150	SanDisk Corp.*			$26,576	26,576
			439,432		63,164	502,596

		Consumer Finance: 4.5%
	11,100	Capital One Financial Corp.	727,383			727,383
	17,800	SLM Corp.	681,918			681,918
			1,409,301			1,409,301

		Diversified Financial Services: 1.6%
1,270	1,270	CIT Group, Inc.			$43,650	43,650

		Electircal Equipment: 1.0%
825	825	Rockwell Automation, Inc.			26,969	26,969

		Electronic Equipment & Instruments: 5.2%
	28,300	Agilent Technologies, Inc. *	764,383			764,383
1,811	1,811	Jabil Circuit, Inc.*			$47,792	47,792
	47,600	Sanmina-SCI Corp.*	476,952			476,952
2,050	2,050	Tektronix, Inc.			60,680	60,680
1,260	1,260	Thermo Electron Corp.*			$36,792	36,792
			1,241,335		145,264	1,386,599

		Energy Equipment & Services: 3.9%
	8,400	BJ Services Co.*	$ 373,800			$ 373,800
1,510	1,510	ENSCO International, Inc.		$	$ 41,329	41,329
1,040	1,040	GlobalSanteFe Corp. #			$27,425	27,425
1,160	1,160	Patterson-UTI Energy, Inc.			$41,980	41,980
			373,800		110,734	484,534

		Healthcare Equipment & Supplies: 8.8%
	10,300	Alcon, Inc.#	764,775			764,775
	20,300	Boston Scientific Corp.*	836,157			836,157
1,900	1,900	Cytyc Corp.*			40,660	40,660
	7,900	Guidant Corp.	497,779			497,779
905	905	INAMED Corp.*			$53,250	53,250
	5,800	St. Jude Medical, Inc.*	442,308			442,308
575	575	Kinetic Concepts, Inc.*			$27,830	27,830
540	540	Millipore Corp.*			$28,312	28,312
560	5,160	Varian Medical Systems, Inc.*	394,864		48,070	442,934
605	6,305	Zimmer Holdings, Inc.*	455,145		$48,309	503,454
			3,391,028		246,431	3,637,459

		Healthcare Providers & Services: 5.7%
1,495	1,495	Caremark Rx, Inc.*			$50,606	50,606
670	670	Express Scripts, Inc.*			51,818	51,818
1,400	1,400	Omnicare, Inc.			58,072	58,072
	20,500	UnitedHealth Group, Inc.	1,260,340			$1,260,340
			1,260,340		160,496	1,420,836

		Household Durables: 1.0%
		Pulte Homes, Inc.	304,854			304,854

		Hotels, Restaurants & Leisure: 4.7%
1,050	1,050	International Game Technology			$39,627	39,627
2,275	2,275	Royal Caribbean Cruises Ltd. #			$92,206	92,206
					131,833	131,833

		Internet Software & Services: 2.7%
1,675	1,675	SINA Corp. #*			$47,738	47,738
1,700	1,700	VeriSign, Inc.*			$27,421	27,421
					75,159	75,159

		Investment Banking: 3.5%
	11,300	The Goldman Sachs Group, Inc.	1,093,275			1,093,275

		Internet Catalog Retail: 3.2%
	12,400	eBay, Inc.*	989,768			989,768

		Internet Software & Services: 2.8%
	17,500	YAHOO!, Inc.*	883,050			883,050

		IT Consulting & Services: 1.8%
	15,500	Paychex, Inc.	577,840			577,840

		IT Consulting & Services: 3.9%
1,350	1,350	Cognizant Technology Solutions Corp.*			$58,401	58,401
1,135	1,135	Iron Mountain, Inc.*			$51,654	51,654
					110,055	110,055

		Leisure Equipment & Products: 2.9%
1,500	1,500	Brunswick Corp.			$61,665	61,665
1,000	1,000	Marvel Enterprises, Inc.*			$18,990	18,990
					80,655	80,655

		Machinery: 2.9%
1,775	16,525	Navistar International Corp.*	665,962		$80,141	746,103

		Media: 2.8%
		Echostar Communications Corp. - Class A*	866,259			866,259
		Gemstar - TV Guide International, Inc.*	259,376			259,376
3,125	3,125	UnitedGlobalCom, Inc.*			$23,375	23,375
1,655	20,255	Univision Communications, Inc.*	629,610		$56,022	685,632
			1,755,245		79,397	1,834,642

		Multiline Retail: 1.2%
1,217	16,917	Dollar Tree Stores, Inc.*	$ 423,115	$	$ 32,798	$ 455,913
	14,316	Kohl's Corp.*	598,266			598,266
			1,021,381		32,798	1,054,179

		Oil & Gas: 1.4%
1,447	1,447	XTO Energy, Inc.			$38,635	38,635

		Pharmaceuticals: 1.0%
	16,400	Forest Laboratories, Inc.*	1,057,472			1,057,472
615	615	Taro Pharmaceuticals Industries Ltd. #*			$26,599	26,599
	20,900	Teva Pharmaceutical Industries Ltd. - ADR	1,286,604			1,286,604
			2,344,076		26,599	2,370,675

		Real Estate: 1.0%
1,500	1,500	Friedman, Billings, Ramsey Group, Inc.			$27,750	27,750

		Semiconductors: 2.5%
1,990	1,990	ATI Technologies, Inc. #*			$28,955	28,955
		Broadcom Corp. - Class A*	347,392			347,392
54,600		Intel Corp.	1,404,858			1,404,858
925	16,625	Maxim Integrated Products, Inc.	722,043		$42,541	764,584
		Xilinx, Inc.	686,052			686,052
			3,160,345		71,496	3,231,841

		Software: 10.3%
1,900	1,900	Activision, Inc.*			$28,614	28,614
1,085	1,085	Adobe Systems, Inc.			$44,854	44,854
		Cognos, Inc.#*	312,147			312,147
1,575	1,575	Hyperion Solutions Corp.*			$60,449	60,449
1,900	1,900	Macromedia, Inc.*			$39,140	39,140
870	14,570	Mercury Interactive Corp.*	582,935		$37,018	619,953
	26,900	SAP AG - ADR	1,002,832			1,002,832
685	685	Symantec Corp.*			$30,859	30,859
6,450	6,450	TIBCO Software, Inc.*			$48,375	48,375
			1,897,914		289,309	2,187,223

		Specialty Retail: 2.1%
		Lowe's Companies, Inc.	432,098			432,098
1,855	1,855	Williams-Sonoma, Inc.*			$60,250	60,250
			432,098		60,250	492,348

		Textiles Apparel & Luxury Goods: 2.3%
850	850	Coach, Inc.*			$36,210	36,210
550	550	Columbia Sportswear Co.*			29,282	29,282
	8,900	Polo Ralph Lauren Corp.	307,940			307,940
			307,940		65,492	373,432

		Thrifts & Mortgage Finance: 5.6%
		Countrywide Financial Corp.	1,203,731			1,203,731
		New York Community Bancorp, Inc.	551,540			551,540
			1,755,271			1,755,271

		Wireless Telecommunications: 3.3%
4,375	4,375	Nextel Partners, Inc. - Class A*			$58,406	58,406
975	975	NII Holdings, Inc. - Class B*			34,125	34,125
					92,531	92,531

		TOTAL COMMON STOCKS
		(cost $28,757,333)	30,998,842		2,793,409	33,792,251

PIC	Performa
Flexible Growth	Combined				PIC	Performa
Principal	Principal		PIC Growth		Flexible Growth	Combined
Amount	Amount		Value		Value	Value
		MONEY MARKET INVESTMENTS: 2.3%

32,107	247,672	SEI Daily Income Trust Government Fund, 0.56%, due 12/31/2031	$ 215,565	$	$ 32,107	$ 247,672
32,107	247,672	SEI Daily Income Trust Treasury Fund, 0.56%, due 12/31/2031	215,565		$32,107	247,672
			431,130		64,214	495,344
		TOTAL MONEY MARKET INVESTMENTS
		(cost $495,344)	431,130		64,214	495,344

		TOTAL INVESTMENTS IN SECURITIES
		(cost $29,252,677): 102.0%	31,429,972		2,857,623	34,287,595
		Liabilities in Excess of Other Assets: (2.0%)	33,042		(55,686)	(22,644)

		NET ASSETS: 100.0%	$31,463,014		$ 2,801,937	$ 34,264,951

		* Non-income producing security.
		# U.S. traded security of a foreign issuer

3

STATEMENTS OF OPERATIONS
PIC Flexible Growth Fund
For the twelve months ended April 30, 2004
(unaudited)
	PIC Growth Fund	PIC Flexible Growth Fund	Adjustments	Pro Forma Combined
Investment Income:
Dividend income	$90,231	$4,989		$95,217
Interest income	$1,599	$317		$1,916
Foreign tax withheld	$(2,652)	--		$(2,652)
Total investment income	$89,178	$5,303		$94,481

Expenses:
Management fees	$172,821	$18,749	$(40,197)	$151,373
Distribution and service fees
Class A	--	--	--	--
Class B	--	$4,193	--	$4,193
Class I	--	--	--	--
Administration fees	$36,330	$19,184	$(12,265)	$43,249
Fund accounting fees	$21,770	$19,046	$(16,211)	$24,605
Transfer agent fees	$25,280	$6,835	$(8,975)	$23,140
Audit fees	$10,903	$8,756	$(7,196)	$12,463
Custody fees	$10,544	$5,300	--	$15,844
Trustees fees	$16,122	$13,196	$(10,641)	$18,677
Registration expense	$5,515	$6,319	$(3,640)	$8,194
Reports to shareholders	$5,954	$2,054	$(3,930)	$4,078
Legal fees	$2,443	$3,937	$(1,612)	$4,768
Other expenses	$2,939	$2,938	$(1,940)	$3,937
Total expenses	$310,621	$110,507	$(106,607)	$314,521
Expense recouped (reimbursed) by Advisor	$(101,297)	$(80,381)	$72,592	$(109,086)
Net expenses	$209,324	$30,126	$(34,015)	$205,435

Net investment income (loss)	$(120,146)	$(24,823)	$34,015	$(110,954)

Net Realized and Unrealized Gain on Investments
Net realized gain (loss) from investment transactions	$5,059,241	$365,037	--	$5,424,278
Net unrealized appreciation (depreciation) during the period on investments	$(3,688,612)	$(446,283)	--	$(4,134,895)

Net realized and unrealized gain (loss) on investments	$1,370,629	$(81,246)	--	$1,289,383
Net increase (decrease) in net assets resulting from operations	$1,250,483	$(106,069)	$34,015	$1,178,429

4

STATEMENTS OF ASSETS & LIABILITIES

(unaudited) as of April 30, 2004	PIC Flexible Growth Fund

	PIC Growth Fund	PIC Flexible Growth Fund	Adjustments	Pro Forma Combined
Assets:
Investments at cost	26,542,068	2,710,609		29,252,677
Investments at value	31,429,972	2,857,623		34,287,595
Cash	251	--
Receivables
Investments sold	811,497	25,765		837,262
Fund shares sold	--	--		--
Dividends and interest	14,195	50		14,245
Due from Advisor	3,209	12,535		15,744
Prepaid expenses	11,035	3,025		14,060
Other assets	26,262	--		26,262
Total assets	32,296,421	2,898,998		35,195,419

Liabilities:
Payables:
Investments purchased	788,595	69,616		858,211
Fund shares purchased	256	15,513		15,769
Management fees	--	--		--
Distribution and service fees	--	--		--
Deferred trustees’ compensation	18,404	8,056		26,460
Accrued expenses	26,152	3,876		30,028
Total liabilities	833,407	97,061		930,468
Net Assets	31,463,014	2,801,937		34,264,951
Net Assets Consist of:
Capital (capital stock and paid-in capital)	84,742,561	5,602,050		90,344,611
Undistributed net investment income (loss)	(225,536)	(70,940)		(296,476)
Undistributed net realized gain (loss) from investment
transactions	(57,941,915)	(2,876,187)		(60,818,102)
Net unrealized appreciation (depreciation) of
investments	4,887,904	147,014		5,034,918
NET ASSETS	31,463,014	2,801,937		34,264,951

Net Asset Value, Offering Price and Redemption Price Per Share:
Class I Shares:
Net assets	31,463,014	2,801,937		34,264,951
Shares Outstanding (unlimited number of shares:
authorized, par value $0.01)	4,239,679	163,502	(2,404,059)	1,999,122
Net Asset Value, Offering Price and Redemption
and Redemption Price Per Share*:	7.42	17.14		17.14

5

_________________________________________

PART C

ADVISORS SERIES TRUST
OTHER INFORMATION
_________________________________________

ITEM 15. INDEMNIFICATION

Article VI of Registrant’s By-Laws states as follows:

Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, “agent” means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; “proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Article.

Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust’s best interests, and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests, and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person’s conduct was unlawful.

Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with this Trust. No indemnification shall be made under Sections 2 or 3 of this Article: (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by: (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or (b) a written opinion by an independent legal counsel.

Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears: (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent’s status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person’s capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

1.	Agreement and Declaration of Trust(1)

2.	By-Laws(1)

3.	Not Applicable.

4.	Form of Agreement and Plan of Reorganization (8)

5.	Not Applicable.

6.	(a)Form of Investment Advisory Agreement (8)

(b) Form of Operating Expenses Limitation Agreement(8)

7.	(a)Form of Distribution Agreement(7)

8.	Not Applicable.

9.	Form of Custodian Agreement (4)

10.	Form of Distribution Plan pursuant to Rule 12b-1(8)

11.	Opinion of Counsel regarding legality of issuance of shares and other matters (9)

12.	Opinion of Counsel on tax matters - - to be filed by amendment

13.	(a)Form of Fund Administration Servicing Agreement(2)

(b)    Form of Transfer Agent Servicing Agreement (2)

(c)    Form of Shareholder Servicing Plan (8)

14.	Consent of Independent Registered Public Accounting Firm—filed herewith.

15.	Not Applicable.

16.	Power of Attorney(5)

17.	(a)Form of Proxy Ballot--filed herewith.

____________________

(1)	Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and is incorporated herein by this reference.
(2)	Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002, and is incorporated herein by reference.
(3)	Previously filed with the Registration Statement on Form N-14AE (File No. 333-108922) on February 12, 2002, and is incorporated herein by reference.
(4)	Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003, and is incorporated herein by reference.
(5)	Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004 and is incorporated herein by reference.
(6)	Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 18, 2003 and is incorporated herein by reference.
(7)	Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.
(8)	Previously filed with the Registration Statement on Form N-14 (File No. 333-17391) on November 12, 2003 and is incorporated herein by reference.
(9)    Previously filed with the Registration Statement on Form N-14 (File No. 333-17391) on December 24, 2003 and is incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it will file an Amendment that will include a copy of the final tax opinion of counsel.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on November 16, 2004.

ADVISORS SERIES TRUST

/s/ Eric M. Banhazl*
Eric M. Banhazl
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on November 16, 2004:

Signature	Title
/s/ Eric M. Banhazl * Eric M. Banhazl	President and Trustee
/s/ Walter E. Auch * Walter E. Auch	Trustee
/s/ Donald E. Connor* Donald E. O’Connor	Trustee
/s/George T. Wofford III* George T. Wofford III	Trustee
/s/ George J. Rebhan * George J. Rebhan	Trustee
/s/ James Clayburn LaForce* James Clayburn LaForce	Trustee
/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer

*/s/ Douglas G. Hess
Douglas G. Hess
Attorney-in-Fact pursuant to Power of Attorney filed with the post-effective amendment to the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004.

C-

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.
Proxy Card	EX.99.j.